Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Net sales	$ 26,168	$ 23,669	$ 24,677
Finance and interest income	1,193	1,203	1,235
Total Revenues	27,361	24,872	25,912
Costs and Expenses
Cost of goods sold	21,621	19,539	20,357
Selling, general & administrative expenses	2,330	2,262	2,317
Research and development expenses	957	860	856
Restructuring expenses	93	44	84
Interest expense	942	1,028	1,106
Other, net	738	1,148	625
Total Costs and Expenses	26,681	24,881	25,345
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	680	(9)	567
Income tax (expense)	(455)	(298)	(360)
Equity in income of unconsolidated subsidiaries and affiliates	88	58	41
Net income (loss)	313	(249)	248
Industrial Activities [Member]
Revenues
Net sales	26,168	23,669	24,677
Finance and interest income	122	153	201
Total Revenues	26,290	23,822	24,878
Costs and Expenses
Cost of goods sold	21,621	19,539	20,357
Selling, general & administrative expenses	2,071	1,979	2,032
Research and development expenses	957	860	856
Restructuring expenses	90	43	82
Interest expense	604	694	678
Interest compensation to Financial Services	338	332	314
Other, net	396	855	497
Total Costs and Expenses	26,077	24,302	24,816
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	213	(480)	62
Income tax (expense)	(413)	(137)	(202)
Equity in income of unconsolidated subsidiaries and affiliates	61	34	20
Results from intersegment investments	452	334	368
Net income (loss)	313	(249)	248
Financial services [Member]
Revenues
Finance and interest income	1,625	1,570	1,603
Total Revenues	1,625	1,570	1,603
Costs and Expenses
Selling, general & administrative expenses	259	283	285
Restructuring expenses	3	1	2
Interest expense	555	521	576
Other, net	341	294	235
Total Costs and Expenses	1,158	1,099	1,098
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	467	471	505
Income tax (expense)	(42)	(161)	(158)
Equity in income of unconsolidated subsidiaries and affiliates	27	24	21
Net income (loss)	$ 452	$ 334	$ 368